Financial Instruments - Schedule of Telesat Financing Warrants (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 CAD ($)
Schedule of Telesat Financing Warrants [Line Items]
Balance beginning	$ 617,135
Ending balance	663,844
Change in fair value	46,660
Impact of foreign exchange	49
Government of Canada [Member]
Schedule of Telesat Financing Warrants [Line Items]
Balance beginning	519,948
Ending balance	559,301
Change in fair value	39,312
Impact of foreign exchange	41
Government of Quebec [Member]
Schedule of Telesat Financing Warrants [Line Items]
Balance beginning	97,187
Ending balance	104,543
Change in fair value	7,348
Impact of foreign exchange	$ 8